LKCM Fixed Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 66.1%	Par	Value
Aerospace & Defense - 5.9%
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	$4,000,000	$4,049,294
5.40%, 07/31/2033 (Callable 04/30/2033)	5,525,000	5,584,481
RTX Corp.
5.75%, 01/15/2029 (Callable 12/15/2028)	4,000,000	4,163,303
5.15%, 02/27/2033 (Callable 11/27/2032)	2,750,000	2,770,800
		16,567,878

Banks - 3.6%
Bank of America Corp., 4.45%, 03/03/2026	2,000,000	1,996,721
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	3,942,000	3,893,943
JPMorgan Chase & Co.
3.30%, 04/01/2026 (Callable 01/01/2026)	3,500,000	3,463,248
3.20%, 06/15/2026 (Callable 03/15/2026)	636,000	628,371
		9,982,283

Beverages - 0.8%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	2,225,000	2,167,687

Biotechnology - 3.1%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	4,000,000	4,059,274
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	1,000,000	976,037
5.25%, 03/02/2033 (Callable 12/02/2032)	3,500,000	3,544,622
		8,579,933

Chemicals - 0.9%
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	2,000,000	1,952,678
4.80%, 03/24/2030 (Callable 12/24/2029)	500,000	505,404
		2,458,082

Commercial Services & Supplies - 1.7%
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	2,500,000	2,489,086
Waste Management, Inc., 4.63%, 02/15/2030 (Callable 12/15/2029)	2,370,000	2,383,771
		4,872,857

Consumer Finance - 0.7%
American Express Co., 4.20%, 11/06/2025 (Callable 10/06/2025)	2,000,000	1,997,793

Consumer Staples Distribution & Retail - 1.1%
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 04/17/2025)	3,000,000	2,996,307

Containers & Packaging - 1.5%
Ball Corp., 5.25%, 07/01/2025	4,252,000	4,246,061

Diversified Telecommunication Services - 3.2%
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	4,235,000	4,217,559
Verizon Communications, Inc.
4.13%, 03/16/2027	2,000,000	1,989,686
2.10%, 03/22/2028 (Callable 01/22/2028)	3,000,000	2,802,763
		9,010,008

Electric Utilities - 0.7%
Duke Energy Corp., 4.50%, 08/15/2032 (Callable 05/15/2032)	2,000,000	1,926,376

Electrical Equipment - 2.7%
Emerson Electric Co., 3.15%, 06/01/2025 (Callable 05/02/2025)	7,500,000	7,478,262

Electronic Equipment, Instruments & Components - 1.9%
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	5,000,000	5,228,705

Food Products - 0.5%
Kraft Heinz Food Co., 4.63%, 01/30/2029 (Callable 10/30/2028)	1,353,000	1,355,497

Ground Transportation - 1.1%
Union Pacific Corp., 3.75%, 07/15/2025 (Callable 05/15/2025)	3,025,000	3,017,361

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories, 4.75%, 11/30/2036 (Callable 05/30/2036)	200,000	196,405
Stryker Corp., 4.85%, 02/10/2030 (Callable 01/10/2030)	5,000,000	5,046,183
		5,242,588

Health Care Providers & Services - 3.5%
CVS Health Corp.
3.75%, 04/01/2030 (Callable 01/01/2030)	2,000,000	1,885,685
5.30%, 06/01/2033 (Callable 03/01/2033)	4,000,000	3,954,674
UnitedHealth Group, Inc., 4.25%, 01/15/2029 (Callable 12/15/2028)	4,000,000	3,972,249
		9,812,608

Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp., 3.50%, 07/01/2027 (Callable 05/01/2027)	2,500,000	2,453,742

Insurance - 0.9%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)	2,500,000	2,497,509

Interactive Media & Services - 1.8%
Meta Platforms, Inc.
4.80%, 05/15/2030 (Callable 03/15/2030)	2,950,000	3,010,693
4.75%, 08/15/2034 (Callable 05/15/2034)	2,000,000	1,981,711
		4,992,404

Life Sciences Tools & Services - 3.4%
Danaher Corp., 3.35%, 09/15/2025 (Callable 06/15/2025)	5,500,000	5,470,397
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033 (Callable 05/10/2033)	4,000,000	4,044,675
		9,515,072

Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp., 2.95%, 05/16/2026 (Callable 02/16/2026)	1,870,000	1,843,719
ConocoPhillips Co., 5.05%, 09/15/2033 (Callable 06/15/2033)	2,000,000	2,003,720
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 04/12/2025)	4,000,000	3,926,803
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	7,300,000	7,220,200
ONEOK, Inc.
6.35%, 01/15/2031 (Callable 10/15/2030)	2,000,000	2,123,235
6.05%, 09/01/2033 (Callable 06/01/2033)	5,000,000	5,196,778
		22,314,455

Other Management Consulting Services - 0.7%
Accenture Capital, Inc., 4.50%, 10/04/2034 (Callable 07/04/2034)	2,000,000	1,928,534

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc., 5.00%, 04/15/2030 (Callable 01/15/2030)	2,500,000	2,529,716
Intel Corp., 3.70%, 07/29/2025 (Callable 05/02/2025)	2,250,000	2,241,042
		4,770,758

Software - 7.3%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	700,000	710,856
Intuit, Inc., 5.20%, 09/15/2033 (Callable 06/15/2033)	7,500,000	7,643,139
Oracle Corp.
2.65%, 07/15/2026 (Callable 04/15/2026)	2,000,000	1,952,313
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,173,253
4.90%, 02/06/2033 (Callable 11/06/2032)	3,000,000	2,945,542
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)	4,000,000	3,898,547
		20,323,650

Specialized REITs - 2.4%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	4,030,000	3,957,571
4.05%, 03/15/2032 (Callable 12/15/2031)	3,000,000	2,826,645
		6,784,216

Specialty Retail - 4.2%
Lowe's Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	1,000,000	980,932
O'Reilly Automotive, Inc.
4.35%, 06/01/2028 (Callable 03/01/2028)	675,000	672,302
4.20%, 04/01/2030 (Callable 01/01/2030)	2,325,000	2,266,673
4.70%, 06/15/2032 (Callable 03/15/2032)	2,750,000	2,689,469
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,041,764
		11,651,140
TOTAL CORPORATE BONDS (Cost $184,656,164)		184,171,766

U.S. GOVERNMENT SPONSORED ENTITIES - 21.3%	Par	Value
Federal Home Loan Banks
4.00%, 04/14/2025 (a)	5,000,000	4,999,059
3.25%, 06/09/2025	1,000,000	997,674
1.75%, 10/28/2025 (Callable 04/28/2025) (a)	3,000,000	2,964,133
4.50%, 11/12/2025 (a)	1,505,000	1,506,916
0.75%, 01/27/2026 (a)	3,000,000	2,917,673
3.00%, 02/17/2026 (a)	2,500,000	2,476,323
2.38%, 03/13/2026	3,575,000	3,517,776
2.00%, 03/30/2026 (a)	3,000,000	2,937,954
2.00%, 05/26/2026 (a)	2,500,000	2,441,126
1.50%, 10/28/2026 (Callable 04/28/2025) (a)	3,000,000	2,927,195
1.25%, 11/10/2026 (Callable 11/10/2025)	3,000,000	2,870,777
2.25%, 01/25/2027 (Callable 04/25/2025) (a)	2,500,000	2,446,090
4.00%, 03/10/2027 (Callable 06/10/2025) (a)	3,150,000	3,145,520
4.00%, 05/24/2027 (Callable 05/24/2025) (a)	2,650,000	2,646,533
4.50%, 09/29/2027	1,750,000	1,773,925
1.00%, 01/27/2028 (a)	4,000,000	3,686,729
1.75%, 11/16/2028 (Callable 05/16/2025) (a)	3,000,000	2,829,827
2.82%, 06/27/2029 (Callable 04/08/2025)	4,000,000	3,787,440
1.50%, 09/30/2031 (Callable 06/30/2025) (a)	3,000,000	2,685,242
2.00%, 12/15/2033 (Callable 06/15/2025) (a)	2,500,000	2,220,193
Federal Home Loan Mortgage Corp, 0.75%, 05/28/2025	3,500,000	3,480,379
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES (Cost $61,154,598)		59,258,484

U.S. GOVERNMENT ISSUES - 9.1%	Par	Value
United States Treasury Note/Bond
4.63%, 06/30/2025	2,000,000	2,001,479
5.00%, 08/31/2025	4,000,000	4,011,784
4.25%, 01/31/2026	2,000,000	2,002,163
4.63%, 11/15/2026	500,000	505,117
4.13%, 09/30/2027	400,000	402,148
4.00%, 10/31/2029	2,000,000	2,002,422
4.13%, 11/15/2032	8,500,000	8,496,514
4.50%, 11/15/2033	3,000,000	3,064,863
4.00%, 02/15/2034	3,000,000	2,952,480
TOTAL U.S. GOVERNMENT ISSUES (Cost $25,719,759)		25,438,970

U.S. TREASURY SECURITIES - 1.8%	Par	Value
United States Treasury Note/Bond
4.50%, 05/15/2027	2,300,000	2,326,683
5.38%, 02/15/2031	2,500,000	2,672,266
TOTAL U.S. TREASURY SECURITIES (Cost $4,866,551)		4,998,949

SHORT-TERM INVESTMENTS - 0.9%		Value
Money Market Funds - 0.9%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.29% (b)	2,646,272	2,646,272
TOTAL SHORT-TERM INVESTMENTS (Cost $2,646,272)		2,646,272

TOTAL INVESTMENTS - 99.2% (Cost $279,043,344)		276,514,441
Other Assets in Excess of Liabilities - 0.8%		2,324,964
TOTAL NET ASSETS - 100.0%		$278,839,405
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at March 31, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$184,171,766	$–	$184,171,766
U.S. Government Sponsored Entities	–	59,258,484	–	59,258,484
U.S. Government Issues	–	25,438,970	–	25,438,970
U.S. Treasury Securities	–	4,998,949	–	4,998,949
Short-Term Investments	2,646,272	–	–	2,646,272
Total Investments*	$2,646,272	$273,868,169	$–	$276,514,441

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Fixed Income Fund
Sector Classification
March 31, 2025 (Unaudited)
Sector:	% of Net Assets
U.S. Government Sponsored Entities	21.3%
Health Care	11.9%
Industrials	11.4%
Information Technology	10.9%
U.S. Government Issues	9.1%
Energy	8.0%
Financials	5.2%
Consumer Discretionary	5.1%
Communication Services	5.0%
Real Estate	2.4%
Materials	2.4%
Consumer Staples	2.4%
Utilities	0.7%
Cash & Others	4.2%
100.0%